Form N-1A Cover	Feb. 29, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SEI CATHOLIC VALUES TRUST
Entity Central Index Key	0001627853
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 29, 2024
Prospectus Date	Jun. 30, 2024